Other Income, Net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
Equity component of AFUDC	$ 174	$ 139
Non-service component of net periodic benefit cost	80	73
Gain on derivatives, net	46	1
Interest income	43	64
Equity income	15	14
Net foreign exchange gain (loss)	13	(10)
Pre-tax loss on dispositions (Note 21)	(32)	0
Other	1	7
Other income, net	$ 340	$ 288